Share-based payments - Terms and conditions of the grants (Details) - EquityInstruments	1 Months Ended		3 Months Ended																																12 Months Ended			123 Months Ended
	Dec. 31, 2015	Nov. 30, 2014	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options																																			302,254	108,000	934,500	4,740,589
Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options cancelled	190,000	494,496
Number of options granted in connection with modification or repricing action	190,000	361,357
Number of options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			52,004	250,250	17,000	13,000	78,000	813,000	60,500	61,000	179,500	13,500	147,300	110,000	5,000	92,100	328,000	457,500	97,500	9,000	40,400	183,000	63,000	727,450	94,186	26,356	29,457	34,109	8,616	82,171	147,816	90,332	92,470	660,211
Number of options | Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of options modified or repriced	190,000	133,139
Vesting condition 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			26,500	250,250	17,000	13,000	78,000	123,000	60,500	26,000		13,500	122,300	110,000	5,000	92,100	328,000	7,500	97,500	9,000	40,400	183,000	63,000	547,450	94,186	26,356	29,457	34,109		32,558	3,876	54,264		144,962
Vesting percentage, one year after grant date			25.00%																																25.00%			25.00%
Quarterly vesting percentage, one year after grant date			6.25%																																6.25%			6.25%
Vesting condition 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options																													8,616		52,658	36,068	92,470	29,965
Vesting condition 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options								90,000																180,000
Vesting percentage, one year after grant date			33.33%																																33.33%			33.33%
Annual vesting percentage, one year after grant date			33.33%																																33.33%			33.33%
Vesting condition 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			20,000															135,000
Vesting period																																			1 year
Vesting condition 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options																		315,000
Vesting period																																			3 years
Vesting condition 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options													25,000
Vesting period																																			11 months
Vesting condition 7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options										35,000	179,500
Vesting percentage, one year after grant date			33.00%																																33.00%			33.00%
Quarterly vesting percentage, one year after grant date			8.33%																																8.33%			8.33%
Vesting condition 7 | Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of options modified or repriced		133,139
Vesting condition 8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options			5,504																											49,613	91,282			485,284
Vesting condition 8 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of quarters			10																																10			10
Vesting condition 8 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of quarters			12																																12			12
Vesting condition 9
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options								600,000
Number of options fully vested								300,000
Number of options cancelled								190,000
Number of options granted in connection with modification or repricing action								190,000
Number of options subject to market conditions								300,000
Service period, initial 50% of options								1 year
Service period, remaining 50% of options								2 years
Vesting condition 9 | Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
The number of options modified or repriced	190,000